Concentrations and Credit Risk (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Concentrations And Credit Risk Tables
Customer concentrations and credit concentrations

Customer concentrations and credit concentrations are as follows:

	Net Revenue for the reporting period ended		Accounts Receivable at
	September 30, 2014	September 30, 2013	September 30, 2014	December 31, 2013

Customer A	32.0%	63.6%	-%	-%

Customer B	15.0%	36.4%	-%	-%

Customer C	53.0%	-%	-%	-%

	100.0%	100.0%	-%	-%

Customer concentrations and credit concentrations are as follows:

	Net Revenue for the reporting period ended		Accounts Receivable at
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Customer A	22.8%	76.8%	-%	81.1%

Customer B	53.9%	-%	-%	-%

Customer C	16.2%	-%	-%	18.9%
	92.9%	76.8%	-%	100.0%